Share capital - Share Repurchase Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Balance - beginning of year	$ 0
Initial fair value of share repurchase liability	43,923
Shares repurchased under the ASPP	(36,774)
Change in fair value of share repurchase liability	(5,710)
Other	(1,439)
Balance - end of year	$ 0